Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Interest and fees on loans and leases	$ 678,962	$ 574,443	$ 479,938
Interest and dividends on investment securities	55,072	80,628	106,850
Other interest income	1,663	485	1,432
Total interest income	735,697	655,556	588,220
Interest Expense
Deposits	101,752	88,785	97,011
Other borrowings	75,020	52,977	38,899
Total interest expense	176,772	141,762	135,910
Net Interest Income	558,925	513,794	452,310
Provision for loan and lease losses	12,038	31,999	49,704
Net Interest Income after Provision for Loan and Lease Losses	546,887	481,795	402,606
Noninterest Income
Loan servicing fee income	188,759	175,264	189,439
Amortization of mortgage servicing rights	(126,803)	(137,433)	(96,022)
Recovery (impairment) of mortgage servicing rights	(94,951)	63,508	39,456
Net loan servicing income (loss)	156,907	(25,677)	53,961
Gain on sale of loans	242,412	289,532	73,293
Loan Production Revenue	35,986	44,658	26,471
Deposit fee income	19,084	21,450	25,966
Other lease income	24,681	33,158	30,924
Other	40,321	6,651	22,488
Total noninterest income	519,391	369,772	233,103
Noninterest Expense
Salaries, commissions and other employee benefits expense	441,736	331,756	232,771
Equipment expense	85,920	70,856	49,718
Occupancy expense	35,087	25,581	20,189
General and administrative expense	285,495	307,377	251,517
Total noninterest expense	848,238	735,570	554,195
Income before Provision for Income Taxes	218,040	115,997	81,514
Provision for Income Taxes	81,300	41,955	28,785
Net Income	136,740	74,042	52,729
Less: Net Income Allocated to Preferred Stock	(10,125)	(10,724)	(11,218)
Net Income Allocated to Common Shareholders	$ 126,615	$ 63,318	$ 41,511
Basic Earnings Per Common Share	$ 1.04	$ 0.61	$ 0.55
Diluted Earnings Per Common Share	$ 1.02	$ 0.60	$ 0.54
Dividends Declared Per Common Share	$ 0.10	$ 0.04	$ 0.00